UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven Rohlfing
Title:    Chief Financial Officer
Phone:    (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York           November 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   24

Form 13F Information Table Value Total:   $944,340
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                            Name

(1) 28-10548                                    SLS Offshore Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                         SLS MANAGEMENT, LLC
                                                         September 30, 2007


                         TITLE                     VALUE    SHRS OR    SH/ PUT/ INVSTMNT DSCRTION    OTHR     VOTING AUTHORITY
NAME OF ISSUER           OF CLASS       CUSIP     (X$1000)  PRN AMT    PRN CALL  SOLE      SHARED    MGRS   SOLE      SHARED    NONE
AMERICAN EAGLE           COM            02553E106   35,779   1,359,900  SH       952,380   407,520   (1)    952,380    407,520
  OUTFITTERS NE
BURGER KING HLDGS INC    COM            121208201   65,580   2,572,782  SH     1,738,842   833,940   (1)  1,738,842    833,940
DOMTAR CORP              COM            257559104   22,416   2,733,700  SH     1,979,600   754,100   (1)  1,979,600    754,100
DYNCORP INTL INC         CL A           26817C101   18,560     803,130  SH       543,430   259,700   (1)    543,430    259,700
FLEETWOOD ENTERPRISES    COM            339099103   64,882   7,588,590  SH     4,569,136 3,019,454   (1)  4,569,136  3,019,454
  INC
FORD MTR CO DEL          COM PAR $0.01  345370860  105,756  12,456,538  SH     8,227,535 4,229,003   (1)  8,227,535  4,229,003
GAP INC DEL              COM            364760108   87,540   4,747,285  SH     3,008,987 1,738,298   (1)  3,008,987  1,738,298
HERBALIFE LTD            COM USD SHS    G4412G101   49,129   1,080,700  SH       755,229   325,471   (1)    755,229    325,471
HEWITT ASSOCS INC        COM            42822Q100   67,874   1,936,500  SH     1,191,517   744,983   (1)  1,191,517    744,983
LAWSON SOFTWARE INC NEW  COM            52078P102   43,209   4,316,616  SH     2,955,421 1,361,195   (1)  2,955,421  1,361,195
LIMITED BRANDS INC       COM            532716107   19,212     839,308  SH       584,470   254,838   (1)    584,470    254,838
LIVE NATION INC          COM            538034109   22,230   1,046,100  SH       716,614   329,486   (1)    716,614    329,486
LOEWS CORP               COM            540424108   42,772     884,629  SH       650,313   234,316   (1)    650,313    234,316
MACYS INC                COM            55616P104   70,907   2,193,895  SH     1,376,882   817,013   (1)  1,376,882    817,013
MEDIS TECHNOLOGIES LTD   COM            58500P107    2,700     207,700  SH       142,669    65,031   (1)    142,669     65,031
MOTOROLA INC             COM            620076109   47,789   2,579,000  SH     1,868,035   710,965   (1)  1,868,035    710,965
OCCULOGIX INC            COM            67461T107      310     516,732  SH       341,098   175,634   (1)    341,098    175,634
SAFETY INS GROUP INC     COM            78648T100    1,448      40,300  SH        29,125    11,175   (1)     29,125     11,175
SEARS HLDGS CORP         COM            812350106   74,274     583,919  SH       361,950   221,969   (1)    361,950    221,969
SUNTRUST BKS INC         COM            867914103   14,601     192,955  SH       143,487    49,468   (1)    143,487     49,468
TD AMERITRADE HLDG CORP  COM            87236Y108   22,906   1,257,200  SH       909,400   347,800   (1)    909,400    347,800
WENDYS INTL INC          COM            950590109   24,580     704,100  SH       489,690   214,410   (1)    489,690    214,410
WILLIAMS COS INC DEL     COM            969457100   38,573   1,132,494  SH       654,702   477,792   (1)    654,702    477,792
WINNEBAGO INDS INC       COM            974637100    1,313      55,000  SH        39,880    15,120   (1)     39,880     15,120



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